COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2019	$ 3,739
2020	1,541
2021	981
2022	531
2023	273
Total	7,065
Rent expense	$ 4,956	$ 4,662	$ 3,900